Oakhurst Strategic Defined Risk Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2022
	Shares		Value
EXCHANGE TRADED FUNDS - 76.74%
Invesco BulletShares 2022 Corporate Bond ETF	451,801		$9,636,915
Invesco BulletShares 2023 Corporate Bond ETF (a)	1,461,801		31,180,215
Invesco BulletShares 2024 Corporate Bond ETF	992,148		21,380,790
SPDR S&P 500 ETF Trust (b)	48,928		22,013,197
Total Exchange Traded Funds
(Cost $82,613,474)			84,211,117

PURCHASED OPTIONS - 15.55% (b)(c)	Contracts (d)	Notional Amount
Purchased Call Options - 12.31%
SPDR S&P 500 ETF Trust
Expiration: December 2022, Exercise Price: $330.00	91	$4,094,181	1,146,099
Expiration: December 2022, Exercise Price: $350.00	66	2,969,406	716,496
Expiration: December 2022, Exercise Price: $355.00	70	3,149,370	730,170
Expiration: December 2022, Exercise Price: $360.00	60	2,699,460	600,600
Expiration: December 2022, Exercise Price: $365.00	55	2,474,505	527,670
Expiration: January 2023, Exercise Price: $350.00	35	1,574,685	383,460
Expiration: December 2023, Exercise Price: $385.00	100	4,499,100	936,250
Expiration: December 2023, Exercise Price: $395.00	300	13,497,300	2,597,850
Expiration: December 2023, Exercise Price: $400.00	250	11,247,750	2,077,875
Expiration: December 2023, Exercise Price: $425.00	353	15,881,823	2,352,216
Expiration: December 2023, Exercise Price: $455.00	22	989,802	107,239
Expiration: December 2023, Exercise Price: $465.00	116	5,218,956	501,758
Expiration: December 2024, Exercise Price: $445.00	70	3,149,370	470,750
Expiration: December 2024, Exercise Price: $465.00	65	2,924,415	364,000
			13,512,433
Purchased Put Options - 3.24%
SPDR S&P 500 ETF Trust
Expiration: September 2022, Exercise Price: $375.00	151	6,793,641	175,160
Expiration: September 2022, Exercise Price: $415.00	29	1,304,739	57,304
Expiration: December 2022, Exercise Price: $175.00	220	9,898,020	26,290
Expiration: December 2022, Exercise Price: $215.00	630	28,344,330	133,560
Expiration: December 2022, Exercise Price: $225.00	110	4,949,010	26,675
Expiration: December 2022, Exercise Price: $250.00	150	6,748,650	50,175
Expiration: December 2022, Exercise Price: $320.00	55	2,474,505	44,000
Expiration: December 2022, Exercise Price: $330.00	50	2,249,550	45,275
Expiration: December 2022, Exercise Price: $445.00	107	4,814,037	371,236
Expiration: January 2023, Exercise Price: $220.00	105	4,724,055	25,935
Expiration: January 2023, Exercise Price: $320.00	35	1,574,685	29,295
Expiration: December 2023, Exercise Price: $270.00	750	33,743,250	699,000
Expiration: December 2023, Exercise Price: $360.00	100	4,499,100	235,450
Expiration: December 2023, Exercise Price: $375.00	250	11,247,750	676,375
Expiration: December 2023, Exercise Price: $380.00	331	14,892,021	959,073
			3,554,803
Total Purchased Options
(Cost $15,161,485)			17,067,236
	Principal Amount
U.S. GOVERNMENT NOTES/BONDS - 8.48%
United States Treasury Notes/Bonds
2.375%, 3/15/2022	$6,000,000		6,016,033
1.500%, 9/15/2022	2,047,000		2,059,217
1.500%, 1/15/2023	1,225,000		1,233,193
Total U.S. Government Notes/Bonds
(Cost $9,321,810)			9,308,443

	Shares
SHORT TERM INVESTMENTS - 5.75%
Money Market Funds - 5.75% (e)(f)
Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%	6,306,626		6,306,626
Total Short Term Investments
(Cost $6,306,626)			6,306,626
Total Investments
(Cost $113,403,395) - 106.52%			116,893,422
Oher Liabilities in Excess of Other Assets - (6.52)%			(7,158,239)
Net Assets - 100.00%			$109,735,183

ETF	- Exchange Traded Fund
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with a written option contract. See the Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)	100 Shares per contract.
(e)	All or a portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of January 31, 2022 is $3,172,866.
(f)	The rate quoted is the annualized seven-day effective yield as of January 31, 2022.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (REITS) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds) are typically valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quote bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, last sale or settlement price may be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of January 31, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$84,211,117	$-	$-	$84,211,117
Purchased Options	-	17,067,236	-	17,067,236
U.S. Government Notes/Bonds	-	9,308,443	-	9,308,443
Short Term Investments	6,306,626	-	-	6,306,626
Total	$90,517,743	$26,375,679	$-	$116,893,422
Liabilities
Written Options	$-	$(7,026,584)	$-	$(7,026,584)
Total	$-	$(7,026,584)	$-	$(7,026,584)

As of January 31, 2022, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Oakhurst Strategic Defined Risk Fund
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
January 31, 2022

	Contracts (a)	Notional Amount	Value

WRITTEN OPTIONS
Written Call Options
SPDR S&P 500 ETF Trust
Expiration: September 2022, Exercise Price: $455.00	(106)	$(4,769,046)	$(265,053)
Expiration: September 2022, Exercise Price: $470.00	(106)	(1,304,739)	(48,792)
Expiration: September 2022, Exercise Price: $490.00	(106)	(2,024,595)	(39,195)
Expiration: December 2022, Exercise Price: $515.00	(106)	(4,814,037)	(67,142)
			(420,182)

Written Put Options
SPDR S&P 500 ETF Trust
Expiration: September 2022, Exercise Price: $310.00	(151)	(6,793,641)	(72,253)
Expiration: September 2022, Exercise Price: $335.00	(29)	(1,304,739)	(19,401)
Expiration: September 2022, Exercise Price: $370.00	(45)	(2,024,595)	(48,712)
Expiration: December 2022, Exercise Price: $210.00	(275)	(12,372,525)	(54,450)
Expiration: December 2022, Exercise Price: $230.00	(700)	(31,493,700)	(180,950)
Expiration: December 2022, Exercise Price: $260.00	(91)	(4,094,181)	(34,489)
Expiration: December 2022, Exercise Price: $270.00	(365)	(16,421,715)	(156,403)
Expiration: December 2022, Exercise Price: $350.00	(55)	(2,474,505)	(63,828)
Expiration: December 2022, Exercise Price: $360.00	(50)	(2,249,550)	(65,600)
Expiration: December 2022, Exercise Price: $375.00	(107)	(4,814,037)	(168,311)
Expiration: January 2023, Exercise Price: $245.00	(140)	(6,298,740)	(47,740)
Expiration: January 2023, Exercise Price: $350.00	(35)	(1,574,685)	(46,078)
Expiration: December 2023, Exercise Price: $295.00	(1,000)	(44,991,000)	(1,220,500)
Expiration: December 2023, Exercise Price: $305.00	(100)	(4,499,100)	(136,050)
Expiration: December 2023, Exercise Price: $315.00	(116)	(5,218,956)	(175,044)
Expiration: December 2023, Exercise Price: $320.00	(353)	(15,881,823)	(555,975)
Expiration: December 2023, Exercise Price: $340.00	(250)	(11,247,750)	(485,875)
Expiration: December 2023, Exercise Price: $385.00	(100)	(4,499,100)	(297,150)
Expiration: December 2023, Exercise Price: $395.00	(250)	(11,247,750)	(812,125)
Expiration: December 2023, Exercise Price: $425.00	(353)	(15,881,823)	(1,481,718)
Expiration: December 2024, Exercise Price: $365.00	(70)	(3,149,370)	(220,500)
Expiration: December 2024, Exercise Price: $395.00	(65)	(2,924,415)	(263,250)
			(6,606,402)
Total Written Options
(Premiums received $12,848,094)			$(7,026,584)

ETF – Exchange Traded Fund
(a) 100 shares per contract.